Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2021

	Shares/ Principal	Fair Value
Common Stocks - 71.1%
Aerospace & Defense - 2.6%
General Dynamics Corp.	12,370	$2,424,891
Raytheon Technologies Corp.	55,755	4,792,700
		7,217,591
Air Freight & Logistics - 1.4%
United Parcel Service, Inc., Class B	21,675	3,947,018

Banks - 1.1%
JPMorgan Chase & Co.	18,050	2,954,605

Beverages - 1.1%
PepsiCo, Inc.	20,100	3,023,241

Biotechnology - 0.8%
AbbVie, Inc.	19,210	2,072,183

Building Products - 1.9%
Carlisle Cos., Inc.	8,480	1,685,739
Johnson Controls International PLC	52,775	3,592,922
		5,278,661
Capital Markets - 0.9%
Nasdaq, Inc.	12,890	2,488,028

Chemicals - 7.3%
Air Products and Chemicals, Inc.	19,100	4,891,701
Albemarle Corp.	21,345	4,673,915
Ecolab, Inc.	13,800	2,878,956
Linde PLC	21,300	6,248,994
Sherwin-Williams Co. (The)	4,300	1,202,839
		19,896,405
Commercial Services & Supplies - 1.3%
Cintas Corp.	9,190	3,498,265

Consumer Discretionary Services - 0.0%†
24 Hour Fitness Worldwide, Inc. *	671	1,342

Electrical Equipment - 0.4%
nVent Electric PLC	37,070	1,198,473

Energy Equipment & Services - 0.0%†
Weatherford International PLC *	1,897	37,314

Food & Staples Retailing - 1.0%
Walmart, Inc.	19,200	2,676,096

Food Products - 0.9%
McCormick & Co., Inc.	29,540	2,393,626

Health Care Equipment & Supplies - 9.8%
Abbott Laboratories	34,075	4,025,280
Becton Dickinson and Co.	18,200	4,473,924
Medtronic PLC	41,900	5,252,165
Stryker Corp.	27,385	7,221,972
West Pharmaceutical Services, Inc.	13,400	5,688,836
		26,662,177
Health Care Providers & Services - 1.8%
CVS Health Corp.	9,690	822,293
UnitedHealth Group, Inc.	10,425	4,073,465
		4,895,758

	Shares/ Principal	Fair Value
Hotels, Restaurants & Leisure - 1.3%
McDonald's Corp.	14,320	$3,452,695

Household Products - 1.9%
Colgate-Palmolive Co.	27,066	2,045,648
Procter & Gamble Co. (The)	22,300	3,117,540
		5,163,188
Industrial Conglomerates - 5.0%
Honeywell International, Inc.	23,160	4,916,405
Roper Technologies, Inc.	19,315	8,617,001
		13,533,406
Insurance - 0.5%
Erie Indemnity Co., Class A	7,300	1,302,466

IT Services - 4.7%
Accenture PLC, Class A	25,200	8,061,984
Visa, Inc., Class A	22,020	4,904,955
		12,966,939
Machinery - 2.5%
Donaldson Co., Inc.	20,129	1,155,606
Dover Corp.	20,700	3,218,850
Pentair PLC	32,770	2,380,085
		6,754,541
Multiline Retail - 1.9%
Target Corp.	22,500	5,147,325

Oil, Gas & Consumable Fuels - 1.4%
Chevron Corp.	13,700	1,389,865
EOG Resources, Inc.	18,300	1,468,941
Exxon Mobil Corp.	16,400	964,648
		3,823,454
Pharmaceuticals - 1.9%
Johnson & Johnson	21,600	3,488,400
Pfizer, Inc.	37,400	1,608,574
		5,096,974
Road & Rail - 1.2%
JB Hunt Transport Services, Inc.	4,900	819,378
Norfolk Southern Corp.	10,050	2,404,462
		3,223,840
Semiconductors & Semiconductor Equipment - 4.9%
Analog Devices, Inc.	38,471	6,443,123
Texas Instruments, Inc.	35,500	6,823,455
		13,266,578
Software - 6.5%
Microsoft Corp.	63,235	17,827,211

Specialty Retail - 2.8%
Lowe's Cos., Inc.	21,500	4,361,490
Ross Stores, Inc.	29,400	3,200,190
		7,561,680
Textiles, Apparel & Luxury Goods - 1.7%
NIKE, Inc., Class B	31,440	4,566,031

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value
Trading Companies & Distributors - 0.6%
WW Grainger, Inc.	4,470	$1,756,978

Total Common Stocks
(Cost - $86,673,035)		193,684,089
Corporate Bonds and Notes - 8.8%
Aerospace & Defense - 0.1%
Northrop Grumman Corp., 5.25%, 5/1/50	$100,000	139,913

Agriculture - 0.1%
Altria Group, Inc., 3.40%, 5/6/30	250,000	264,281

Airlines - 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(a)	100,000	107,755
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(a)	200,000	213,991
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(a)	150,000	156,938
United Airlines 2020-1 Class B Pass-Through Trust, 4.88%, 1/15/26	46,713	49,165
United Airlines, Inc., 4.38%, 4/15/26(a)	100,000	102,625
		630,474
Auto Parts & Equipment - 0.1%
Aptiv Corp., 4.15%, 3/15/24	200,000	214,775

Banks - 1.0%
Banco Santander SA, 2.75%, 12/3/30	200,000	198,801
Bank of America Corp.
3.50%, 4/19/26	500,000	546,114
2.59%, (SOFR + 2.15%), 4/29/31(b)	100,000	101,954
Citigroup, Inc., 2.57%, (SOFR + 2.11%), 6/3/31(b)	100,000	101,821
Goldman Sachs Group, Inc. (The), 1.99%, (SOFR + 1.09%), 1/27/32(b)	300,000	288,639
HSBC Holdings PLC, 2.36%, (SOFR + 1.95%), 8/18/31(b)	200,000	197,380
JPMorgan Chase & Co., 4.49%, (SOFR + 3.79%), 3/24/31(b)	400,000	466,286
Morgan Stanley, 3.88%, 1/27/26	500,000	553,280
Societe Generale SA, 1.79%, (US 1 Year CMT T-Note + 1.00%), 6/9/27(a),(b)	200,000	198,827
UniCredit SpA, 1.98%, (US 1 Year CMT T-Note + 1.20%), 6/3/27(a),(b)	200,000	199,406
		2,852,508
Beverages - 0.0%†
Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	100,000	120,668

Biotechnology - 0.1%
Regeneron Pharmaceuticals, Inc., 1.75%, 9/15/30	50,000	47,512

		Shares/ Principal	Fair Value
Biotechnology (continued)
Royalty Pharma PLC, 2.15%, 9/2/31		$300,000	$287,296
			334,808
Chemicals - 0.4%
Alpek SAB de CV, 3.25%, 2/25/31(a)		200,000	202,002
Braskem Netherlands Finance BV, 4.50%, 1/31/30(a)		200,000	212,550
CF Industries, Inc., 5.15%, 3/15/34		100,000	122,328
Sasol Financing USA LLC, 6.50%, 9/27/28		200,000	220,700
Unifrax Escrow Issuer Corp., 5.25%, 9/30/28(a)		100,000	101,502
Westlake Chemical Corp., 3.38%, 6/15/30		50,000	53,847
Yara International ASA, 3.15%, 6/4/30(a)		100,000	105,379
			1,018,308
Commercial Services - 0.1%
APCOA Parking Holdings GmbH, 4.63%, 1/15/27(a)	EUR	100,000	117,201
MPH Acquisition Holdings LLC, 5.50%, 9/1/28(a)		100,000	100,750
Nielsen Finance LLC / Nielsen Finance Co., 4.75%, 7/15/31(a)		100,000	97,276
			315,227
Computers - 0.1%
Presidio Holdings, Inc., 8.25%, 2/1/28(a)		100,000	107,625
Teledyne FLIR LLC, 2.50%, 8/1/30		50,000	50,332
			157,957
Cosmetics & Personal Care - 0.1%
Avon Products, Inc., 6.50%, 3/15/23		135,000	142,831
Oriflame Investment Holding PLC, 5.13%, 5/4/26(a)		200,000	204,760
			347,591
Electric - 1.4%
Calpine Corp., 5.13%, 3/15/28(a)		100,000	101,273
Colbun SA, 3.15%, 3/6/30(a)		200,000	205,500
Comision Federal de Electricidad, 3.35%, 2/9/31(a)		200,000	196,502
Dominion Energy, Inc.
3.90%, 10/1/25		200,000	218,762
3.38%, 4/1/30		100,000	108,135
Duke Energy Carolinas LLC, 6.10%, 6/1/37		100,000	136,566
Duke Energy Corp., 3.75%, 9/1/46		100,000	106,547
EDP Finance BV
3.63%, 7/15/24(a)		200,000	213,698
1.71%, 1/24/28(a)		200,000	196,386
Electricite de France SA, 5.25%, (USD 10 Year Swap + 3.71%), 7/29/70(a),(b)		400,000	415,000

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value
Electric (continued)
Enel Finance International NV, 3.50%, 4/6/28(a)	$200,000	$218,709
Exelon Corp., 4.05%, 4/15/30	200,000	226,442
InterGen NV, 7.00%, 6/30/23(a)	200,000	197,000
Israel Electric Corp. Ltd., 4.25%, 8/14/28(a)	200,000	224,350
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(a)	100,000	101,643
PacifiCorp, 6.10%, 8/1/36	100,000	137,620
Southern Co. (The), 3.25%, 7/1/26	300,000	322,519
Talen Energy Supply LLC, 7.25%, 5/15/27(a)	100,000	94,337
Vistra Operations Co. LLC
4.38%, 5/1/29(a)	100,000	100,250
4.30%, 7/15/29(a)	300,000	319,441
		3,840,680
Electronics - 0.1%
Flex Ltd., 4.88%, 5/12/30	200,000	231,766

Food - 0.3%
B&G Foods, Inc., 5.25%, 9/15/27	100,000	104,298
Bimbo Bakeries USA, Inc., 4.00%, 5/17/51(a)	200,000	216,171
Cencosud SA, 4.38%, 7/17/27(a)	200,000	217,252
JBS Finance Luxembourg Sarl, 3.63%, 1/15/32(a)	200,000	203,752
Kraft Heinz Foods Co., 3.88%, 5/15/27	100,000	109,139
		850,612
Forest Products & Paper - 0.1%
Suzano Austria GmbH, 3.13%, 1/15/32	200,000	193,150

Healthcare-Products - 0.0%†
STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	100,000	102,224

Healthcare-Services - 0.3%
Anthem, Inc., 4.65%, 1/15/43	100,000	122,695
Centene Corp., 3.00%, 10/15/30	100,000	102,500
CHS/Community Health Systems, Inc., 5.63%, 3/15/27(a)	100,000	104,713
DaVita, Inc., 4.63%, 6/1/30(a)	100,000	102,861
Kaiser Foundation Hospitals, 3.27%, 11/1/49	140,000	149,220
Orlando Health Obligated Group, 3.78%, 10/1/28	35,000	38,863
Quest Diagnostics, Inc., 2.80%, 6/30/31	245,000	255,545
		876,397
Home Builders - 0.0%†
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.63%, 8/1/29(a)	100,000	100,973

	Shares/ Principal	Fair Value
Insurance - 0.3%
Aflac, Inc., 3.60%, 4/1/30	$100,000	$111,715
Arch Capital Group Ltd., 3.64%, 6/30/50	200,000	217,585
Metropolitan Life Global Funding I, 2.95%, 4/9/30(a)	150,000	160,231
Radian Group, Inc., 4.88%, 3/15/27	200,000	217,974
		707,505
Internet - 0.3%
Alibaba Group Holding Ltd., 4.40%, 12/6/57	200,000	229,288
Match Group Holdings II LLC, 3.63%, 10/1/31(a)	100,000	98,710
Netflix, Inc.
5.38%, 11/15/29(a)	100,000	121,125
4.88%, 6/15/30(a)	100,000	117,750
Tencent Holdings Ltd., 2.39%, 6/3/30(a)	200,000	196,395
		763,268
Leisure Time - 0.2%
Carnival Corp., 5.75%, 3/1/27(a)	100,000	103,250
NCL Corp. Ltd., 5.88%, 3/15/26(a)	200,000	205,000
Royal Caribbean Cruises Ltd., 5.50%, 8/31/26(a)	200,000	205,588
		513,838
Lodging - 0.2%
Boyd Gaming Corp., 4.75%, 6/15/31(a)	100,000	103,125
Genting New York LLC / GENNY Capital, Inc., 3.30%, 2/15/26(a)	200,000	198,425
Las Vegas Sands Corp., 3.90%, 8/8/29	100,000	101,839
Studio City Finance Ltd., 5.00%, 1/15/29(a)	200,000	184,406
		587,795
Machinery-Construction & Mining - 0.0%†
Caterpillar, Inc., 2.60%, 4/9/30	50,000	52,506

Machinery-Diversified - 0.0%†
Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25	50,000	53,038

Media - 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital, 2.80%, 4/1/31	200,000	200,220
Comcast Corp., 3.15%, 2/15/28	200,000	216,945
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 8/15/26(a)	100,000	66,000
Fox Corp., 3.50%, 4/8/30	200,000	217,935
Univision Communications, Inc., 5.13%, 2/15/25(a)	100,000	101,500
		802,600

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value
Mining - 0.1%
Corp. Nacional del Cobre de Chile, 3.75%, 1/15/31(a)	$200,000	$213,941

Multi-National - 0.2%
African Export-Import Bank (The), 3.99%, 9/21/29(a)	200,000	211,164
Banque Ouest Africaine de Developpement, 5.00%, 7/27/27(a)	200,000	223,990
		435,154
Oil & Gas - 0.5%
Aker BP ASA, 4.00%, 1/15/31(a)	200,000	217,310
BP Capital Markets America, Inc., 3.94%, 9/21/28	100,000	112,824
Continental Resources, Inc./Ok, 5.75%, 1/15/31(a)	200,000	241,419
Ecopetrol SA, 5.38%, 6/26/26	200,000	217,370
Exxon Mobil Corp., 2.61%, 10/15/30	100,000	104,648
Harvest Operations Corp., 4.20%, 6/1/23(a)	100,000	105,611
Occidental Petroleum Corp., 6.13%, 1/1/31	100,000	120,000
Petroleos Mexicanos, 6.63%, 6/15/35	80,000	75,754
Sunoco LP / Sunoco Finance Corp., 4.50%, 5/15/29	100,000	101,427
TotalEnergies Capital International SA, 3.46%, 2/19/29	100,000	110,476
		1,406,839
Oil & Gas Services - 0.0%†
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 4.49%, 5/1/30	50,000	58,434

Packaging & Containers - 0.1%
Amcor Flexibles North America, Inc., 2.63%, 6/19/30	50,000	50,999
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(a)	100,000	99,390
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC / Reynolds Gro, 4.00%, 10/15/27(a)	100,000	99,000
Plastipak Holdings, Inc., 6.25%, 10/15/25(a)	100,000	101,780
WRKCo, Inc., 3.00%, 6/15/33	50,000	52,278
		403,447
Pharmaceuticals - 0.3%
AbbVie, Inc.
3.20%, 11/21/29	100,000	107,742
4.55%, 3/15/35	100,000	119,706
Bayer US Finance II LLC, 4.38%, 12/15/28(a)	100,000	113,122

	Shares/ Principal	Fair Value
Pharmaceuticals (continued)
Cigna Corp., 4.38%, 10/15/28	$150,000	$173,199
CVS Health Corp., 4.78%, 3/25/38	100,000	121,978
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc., 6.13%, 4/1/29(a)	100,000	100,000
Prestige Brands, Inc., 3.75%, 4/1/31(a)	100,000	96,500
		832,247
Pipelines - 0.6%
Cheniere Energy, Inc., 4.63%, 10/15/28	100,000	105,310
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29(a)	100,000	104,639
Enable Midstream Partners LP, 4.95%, 5/15/28	100,000	112,247
Energy Transfer LP, 4.75%, 1/15/26	100,000	111,719
Enterprise Products Operating LLC
3.13%, 7/31/29	100,000	107,407
4.45%, 2/15/43	100,000	114,925
Rattler Midstream LP, 5.63%, 7/15/25(a)	100,000	104,130
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	400,000	459,643
TransCanada PipeLines Ltd.
4.25%, 5/15/28	100,000	113,757
4.88%, 5/15/48	200,000	253,482
Venture Global Calcasieu Pass LLC, 4.13%, 8/15/31(a)	100,000	104,250
Williams Cos., Inc. (The), 3.50%, 11/15/30	50,000	54,331
		1,745,840
REITS - 0.1%
National Retail Properties, Inc., 4.30%, 10/15/28	300,000	338,705

Retail - 0.1%
Dollar Tree, Inc., 4.20%, 5/15/28	200,000	225,091
Murphy Oil USA, Inc., 4.75%, 9/15/29	100,000	105,875
		330,966
Semiconductors - 0.1%
SK Hynix, Inc., 2.38%, 1/19/31(a)	200,000	193,902

Software - 0.1%
Fiserv, Inc., 2.65%, 6/1/30	100,000	102,254
MSCI, Inc., 3.25%, 8/15/33(a)	100,000	101,146
		203,400
Telecommunications - 0.4%
Altice France SA, 5.50%, 1/15/28(a)	200,000	201,881
AT&T, Inc., 3.50%, 6/1/41	300,000	307,384
CommScope Technologies LLC, 5.00%, 3/15/27(a)	100,000	95,116
T-Mobile USA, Inc.
3.88%, 4/15/30	300,000	331,773

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

		Shares/ Principal	Fair Value
Telecommunications (continued)
3.30%, 2/15/51		$100,000	$96,443
			1,032,597
Textiles - 0.1%
Mohawk Industries, Inc., 3.63%, 5/15/30		200,000	217,651

Transportation - 0.2%
CSX Corp., 4.10%, 3/15/44		100,000	115,895
FedEx Corp., 4.05%, 2/15/48		200,000	223,235
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 7/31/29(a)		100,000	98,625
			437,755
Trucking & Leasing - 0.1%
DAE Funding LLC, 1.55%, 8/1/24(a)		200,000	198,172

Total Corporate Bonds and Notes
(Cost - $23,236,572)			24,121,912
U.S. Treasury Securities - 5.8%

U.S. Treasury Note
1.13%, 2/28/25		750,000	762,334
0.25%, 6/30/25		900,000	883,723
0.25%, 7/31/25		1,100,000	1,078,602
0.25%, 8/31/25		500,000	489,609
0.25%, 9/30/25		1,900,000	1,858,586
0.38%, 11/30/25		2,065,000	2,024,910
0.38%, 12/31/25		2,525,000	2,473,218
0.38%, 7/31/27		1,325,000	1,267,186

U.S. Treasury Bond
1.13%, 5/15/40		465,000	401,063
1.13%, 8/15/40		905,000	777,027
3.13%, 11/15/41		325,000	386,229
2.50%, 5/15/46††		915,000	987,807
2.25%, 8/15/46		405,000	417,197
2.75%, 8/15/47		150,000	169,834
2.75%, 11/15/47		265,000	300,330
3.13%, 5/15/48		100,000	121,379
3.00%, 8/15/48		330,000	392,223
2.88%, 5/15/49		100,000	116,676
2.25%, 8/15/49		100,000	103,371
1.25%, 5/15/50		720,000	587,250
2.38%, 5/15/51		155,000	164,930

Total U.S. Treasury Securities
(Cost - $15,680,579)			15,763,484
Asset Backed and Commercial Backed Securities - 4.4%

Adagio CLO VIII DAC, 1.65%, (3 Month EUR Libor + 1.65%), 4/15/32 (a),(b)	EUR	250,000	289,789

AMMC CLO 21 Ltd., 2.23%, (3 Month US Libor + 2.10%), 11/2/30 (a),(b)		300,000	299,521

AMMC CLO XI Ltd., 2.03%, (3 Month US Libor + 1.90%), 4/30/31 (a),(b)		400,000	398,181

		Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)

Antares CLO 2018-1 Ltd., 1.78%, (3 Month US Libor + 1.65%), 4/20/31 (a),(b)		$250,000	$249,271

BlueMountain Fuji Eur CLO V DAC, 1.55%, (3 Month EUR Libor + 1.55%), 1/15/33 (a),(b)	EUR	250,000	287,861

BRAVO Residential Funding Trust 2019-1, 3.50%, 3/25/58 (a)		45,873	46,452

BRAVO Residential Funding Trust 2019-NQM2, 3.50%, 10/25/44 (a),(c)		93,651	97,244

BX Commercial Mortgage Trust 2021-VOLT, 1.05%, 9/15/36 (a)		130,000	130,064

Carlyle GMS Finance MM CLO 2015-1 LLC, 2.33%, (3 Month US Libor + 2.20%), 10/15/31 (a),(b)		250,000	248,750

CARLYLE US CLO 2017-4 Ltd., 2.93%, (3 Month US Libor + 2.80%), 1/15/30 (a),(b)		200,000	194,571

Cent CLO 21 Ltd., 3.33%, (3 Month US Libor + 3.20%), 7/27/30 (a),(b)		250,000	245,812

CIM Trust 2018-INV1, 4.00%, 8/25/48 (a),(c)		42,155	42,933

CIM Trust 2019-INV1, 4.00%, 2/25/49 (a),(c)		35,817	36,394

DBCG 2017-BBG Mortgage Trust, 0.78%, (1 Month US Libor + 0.70%), 6/15/34 (a),(b)		160,000	160,000

Eleven Madison Trust 2015-11MD Mortgage Trust, 3.67%, 9/10/35 (a),(c)		250,000	268,240

Ellington CLO III Ltd., 1.78%, (3 Month US Libor + 1.65%), 7/20/30 (a),(b)		237,220	237,259

Fannie Mae Connecticut Avenue Securities
5.34%, (1 Month US Libor + 5.25%), 10/25/23(b)		73,492	76,364
4.49%, (1 Month US Libor + 4.40%), 1/25/24(b)		111,265	114,870
2.69%, (1 Month US Libor + 2.60%), 5/25/24(b)		134,842	136,502
2.69%, (1 Month US Libor + 2.60%), 5/25/24(b)		113,970	114,975
2.99%, (1 Month US Libor + 2.90%), 7/25/24(b)		84,648	86,007
3.09%, (1 Month US Libor + 3.00%), 7/25/24(b)		194,927	198,333
4.99%, (1 Month US Libor + 4.90%), 11/25/24(b)		139,033	143,197
4.09%, (1 Month US Libor + 4.00%), 5/25/25(b)		50,908	51,840

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

		Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)

4.09%, (1 Month US Libor + 4.00%), 5/25/25(b)		$16,563	$16,642
5.09%, (1 Month US Libor + 5.00%), 7/25/25(b)		70,641	72,667
5.09%, (1 Month US Libor + 5.00%), 7/25/25(b)		17,055	17,152
6.09%, (1 Month US Libor + 6.00%), 9/25/28(b)		342,470	358,371
5.39%, (1 Month US Libor + 5.30%), 10/25/28(b)		308,552	324,055
4.34%, (1 Month US Libor + 4.25%), 1/25/29(b)		308,103	319,931
4.54%, (1 Month US Libor + 4.45%), 1/25/29(b)		90,608	94,588
3.74%, (1 Month US Libor + 3.65%), 9/25/29(b)		182,475	188,814

FirstKey Homes 2020-SFR2 Trust, 1.27%, 10/19/37 (a)		149,573	148,601

Freddie Mac Structured Agency Credit Risk Debt Notes
4.09%, (1 Month US Libor + 4.00%), 8/25/24(b)		128,289	130,974
3.99%, (1 Month US Libor + 3.90%), 12/25/27(b)		124,814	125,880
4.79%, (1 Month US Libor + 4.70%), 4/25/28(b)		176,879	184,295
5.64%, (1 Month US Libor + 5.55%), 7/25/28(b)		419,994	440,442
4.74%, (1 Month US Libor + 4.65%), 10/25/28(b)		319,457	331,168
5.24%, (1 Month US Libor + 5.15%), 11/25/28(b)		194,520	201,293

Halcyon Loan Advisors Funding 2018-1 Ltd., 1.93%, (3 Month US Libor + 1.80%), 7/21/31 (a),(b)		170,000	170,001

Holland Park CLO DAC, 0.92%, (3 Month EUR Libor + 0.92%), 11/14/32 (a),(b)	EUR	500,000	579,476

Invitation Homes 2017-SFR2 Trust, 0.93%, (1 Month US Libor + 0.85%), 12/17/36 (a),(b)		47,650	47,620

LCM XXV Ltd., 2.43%, (3 Month US Libor + 2.30%), 7/20/30 (a),(b)		440,000	440,083

Madison Park Euro Funding VIII DAC, 0.95%, (3 Month EUR Libor + 0.95%), 4/15/32 (a),(b)	EUR	600,000	695,583

Madison Park Funding XXII Ltd., 2.13%, (3 Month US Libor + 2.00%), 1/15/33 (a),(b)		250,000	250,067

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)

Mill City Mortgage Loan Trust 2016-1, 2.50%, 4/25/57 (a),(c)	$23,101	$23,086

Mill City Mortgage Loan Trust 2018-4, 3.50%, 4/25/66 (a),(c)	141,657	146,605

Neuberger Berman Loan Advisers CLO 27 Ltd., 1.23%, (3 Month US Libor + 1.10%), 1/15/30 (a),(b)	649,000	647,371

Octagon Investment Partners 33 Ltd., 2.88%, (3 Month US Libor + 2.75%), 1/20/31 (a),(b)	100,000	99,191

Octagon Investment Partners 35 Ltd., 1.23%, (3 Month US Libor + 1.10%), 1/20/31 (a),(b)	500,000	497,472

Provident Funding Mortgage Trust 2019-1, 3.00%, 12/25/49 (a),(c)	34,938	35,178

Provident Funding Mortgage Trust 2020-1, 3.00%, 2/25/50 (a),(c)	9,550	9,536

Provident Funding Mortgage Trust 2021-J1, 2.50%, 10/25/51 (a),(c)	170,000	173,002

PSMC Trust 2021-3, 2.50%, 8/25/51 (a),(c)	340,000	345,432

Strata CLO I Ltd., 2.33%, (3 Month US Libor + 2.20%), 1/15/31 (a),(b)	200,000	198,741

TICP CLO VI Ltd., 1.25%, (3 Month US Libor + 1.12%), 1/15/34 (a),(b)	300,000	299,999

Towd Point Mortgage Trust 2017-1, 2.75%, 10/25/56 (a),(c)	51,088	51,692

Towd Point Mortgage Trust 2017-2, 2.75%, 4/25/57 (a),(c)	69,525	70,202

Towd Point Mortgage Trust 2017-3, 2.75%, 7/25/57 (a),(c)	54,258	54,942

Voya CLO 2014-1 Ltd., 2.93%, (3 Month US Libor + 2.80%), 4/18/31 (a),(b)	200,000	189,943

Total Asset Backed and Commercial Backed Securities
(Cost - $12,128,595)		12,134,525
Agency Mortgage Backed Securities - 3.5%
Federal National Mortgage Association - 3.5%
Fannie Mae Pool, 3.00%, 11/1/48	667,396	705,107
Federal National Mortgage Association
2.00%, 10/1/36(d)	1,950,000	2,007,281
2.50%, 10/1/51(d)	4,790,000	4,935,197
Ginnie Mae II Pool
2.00%, 6/20/51	975,556	992,143

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

		Shares/ Principal	Fair Value
Federal National Mortgage Association (continued)
2.50%, 6/20/51		$912,320	$942,284
			9,582,012
Total Agency Mortgage Backed Securities
(Cost - $9,573,450)			9,582,012
Exchange Traded Funds - 1.1%
Debt Funds - 1.1%
SPDR Blackstone Senior Loan ETF (Cost - $2,999,711)		65,600	3,018,912
Sovereign Debts - 1.0%

Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25 (a)		200,000	169,081

Colombia Government International Bond, 5.00%, 6/15/45		200,000	194,496

Dominican Republic International Bond, 8.90%, 2/15/23 (a)	DOP	8,000,000	151,983

Indonesia Government International Bond, 4.35%, 1/8/27 (a)		200,000	225,457

Iraq International Bond, 5.80%, 1/15/28 (a)		203,125	195,660

Mexico Government International Bond, 4.50%, 4/22/29		200,000	224,616

Panama Government International Bond, 3.75%, 4/17/26 (a)		70,000	75,110

Peruvian Government International Bond, 2.78%, 1/23/31		200,000	197,896

Republic of Belarus International Bond, 7.63%, 6/29/27 (a)		200,000	197,488

Republic of South Africa Government International Bond, 5.88%, 6/22/30		200,000	220,583

Russian Foreign Bond - Eurobond, 4.88%, 9/16/23 (a)		200,000	215,786

Turkey Government International Bond, 5.25%, 3/13/30		200,000	184,418

Ukraine Government International Bond, 7.38%, 9/25/32 (a)		200,000	204,752

Uruguay Government International Bond, 3.70%, 6/26/37	UYU	6,016,740	155,436

Total Sovereign Debts
(Cost - $2,687,188)			2,612,762
Term Loans - 0.9%

24 Hour Fitness Worldwide, Inc., 1.13%, (3 Months US Libor + 1.00%), 12/29/25 (b)		30,127	25,859

	Shares/ Principal	Fair Value
Term Loans (continued)

Acrisure LLC, 4.25%, (3 Months US Libor + 3.75%), 2/13/27 (b)	$5,870	$5,843

Adient US LLC, 3.58%, (1 Months US Libor + 3.50%), 4/10/28 (b)	29,925	29,912

ADMI Corp.
3.63%, (3 Months US Libor + 3.13%), 12/23/27(b)	4,075	4,040
4.00%, (1 Months US Libor + 3.75%), 12/23/27(b)	3,847	3,842

Air Canada, 0.00%, 8/11/28 (e)	154,806	155,322

Alliant Holdings Intermediate LLC
3.33%, (1 Months US Libor + 3.25%), 5/9/25(b)	38,314	38,026
4.25%, (1 Months US Libor + 3.75%), 11/5/27(b)	1,382	1,383

Amentum Government Services Holdings LLC, 5.50%, (3 Months US Libor + 4.75%), 1/29/27 (b)	9,950	10,007

American Airlines, Inc., 5.50%, (3 Months US Libor + 4.75%), 4/20/28 (b)	6,131	6,336

American Trailer World Corp., 4.50%, (1 Months US Libor + 3.75%), 3/3/28 (b)	5,387	5,358

Aptean, Inc., 4.34%, (1 Months US Libor + 4.25%), 4/23/26 (b)	9,875	9,813

APX Group, Inc., 4.00%, (1 Months US Libor + 3.50%), 7/10/28 (b)	3,026	3,015

AqGen Island Holdings, Inc., 4.00%, (3 Months US Libor + 3.50%), 8/2/28 (b)	9,079	9,049

Arches Buyer, Inc., 3.75%, (1 Months US Libor + 3.25%), 12/6/27 (b)	6,438	6,402

AssuredPartners, Inc.
3.58%, (1 Months US Libor + 3.50%), 2/12/27(b)	29,524	29,328
4.00%, (1 Months US Libor + 3.50%), 2/12/27(b)	2,545	2,540

Astoria Energy LLC, 4.50%, (3 Months US Libor + 3.50%), 12/10/27 (b)	1,238	1,242

Asurion LLC
3.21%, (1 Months US Libor + 3.13%), 11/3/23(b)	14,264	14,175
3.33%, (1 Months US Libor + 3.25%), 12/23/26(b)	9,116	8,976
3.33%, (1 Months US Libor + 3.25%), 7/31/27(b)	8,421	8,292
5.33%, (1 Months US Libor + 5.25%), 1/31/28(b)	354	353

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value
Term Loans (continued)

5.33%, (1 Months US Libor + 5.25%), 1/20/29(b)	$6,001	$5,970

athenahealth, Inc., 4.38%, (3 Months US Libor + 4.25%), 2/11/26 (b)	23,058	23,104

Atlas Purchaser, Inc., 6.00%, (3 Months US Libor + 5.25%), 5/8/28 (b)	12,181	11,953

Aveanna Healthcare LLC.
0.00%, 7/17/28(e)	1,145	1,143
4.25%, (1 Months US Libor + 3.75%), 7/17/28(b)	4,922	4,916

Avis Budget Car Rental LLC, 1.84%, (1 Months US Libor + 1.75%), 8/6/27 (b)	84,861	82,933

Bally's Corp., 0.00%, 8/6/28 (e)	10,501	10,493

Banijay Entertainment SAS, 3.83%, (1 Months US Libor + 3.75%), 3/1/25 (b)	18,776	18,729

Barracuda Networks, Inc., 4.50%, (3 Months US Libor + 3.75%), 2/12/25 (b)	6,433	6,448

Bausch Health Companies, Inc., 3.08%, (1 Months US Libor + 3.00%), 6/2/25 (b)	30,363	30,317

Blackboard, Inc., 7.00%, (3 Months US Libor + 6.00%), 6/30/24 (b)	23,708	23,814

BWay Holding Co., 3.34%, (1 Months US Libor + 3.25%), 4/3/24 (b)	29,563	28,930

Caesars Resort Collection LLC, 2.83%, (1 Months US Libor + 2.75%), 12/23/24 (b)	29,014	28,825

CCI Buyer, Inc., 4.50%, (3 Months US Libor + 3.75%), 12/17/27 (b)	1,299	1,302

Cengage Learning, Inc., 5.75%, (3 Months US Libor + 4.75%), 7/14/26 (b)	9,948	10,005

Charter Next Generation, Inc., 4.50%, (1 Months US Libor + 3.75%), 12/1/27 (b)	1,757	1,760

CHG Healthcare Services, Inc., 0.00%, 9/29/28 (e)	2,114	2,116

Citadel Securities LP, 2.58%, (1 Months US Libor + 2.50%), 2/2/28 (b)	9,950	9,854

City Brewing Co., LLC, 4.25%, (3 Months US Libor + 3.50%), 4/5/28 (b)	7,407	7,330

Clarios Global LP, 3.33%, (3 Months US Libor + 3.25%), 4/30/26 (b)	16,947	16,862

	Shares/ Principal	Fair Value
Term Loans (continued)

Clear Channel Outdoor Holdings, Inc., 3.63%, (3 Months US Libor + 3.50%), 8/21/26 (b)	$9,874	$9,661

CNT Holdings I Corp., 4.50%, (3 Months US Libor + 3.75%), 11/8/27 (b)	1,788	1,790

Commscope, Inc., 3.33%, (1 Months US Libor + 3.25%), 4/6/26 (b)	29,474	29,296

Conair Holdings LLC, 4.25%, (3 Months US Libor + 3.75%), 5/17/28 (b)	10,000	10,004

Cornerstone OnDemand, Inc., 0.00%, 9/21/28 (e)	8,071	8,051

Coty, Inc., 2.33%, (1 Months US Libor + 2.25%), 4/7/25 (b)	83,084	81,475

CPC Acquisition Corp., 4.50%, (3 Months US Libor + 3.75%), 12/29/27 (b)	13,170	13,154

CSC Holdings LLC, 2.33%, (1 Months US Libor + 2.25%), 7/17/25 (b)	36,370	35,825

Cushman & Wakefield U.S. Borrower, LLC., 2.83%, (1 Months US Libor + 2.75%), 8/21/25 (b)	9,924	9,828

Cyanco Intermediate 2 Corp., 3.58%, (1 Months US Libor + 3.50%), 3/16/25 (b)	12,275	12,222

DCert Buyer, Inc., 4.08%, (1 Months US Libor + 4.00%), 10/16/26 (b)	19,700	19,695

Delta Air Lines, Inc., 4.75%, (3 Months US Libor + 3.75%), 10/20/27 (b)	5,518	5,866

DexKo Global, Inc.
0.00%, 9/22/28(e)	1,804	1,802
0.00%, 9/22/28(e)	344	344

Dynasty Acquisition Co., Inc.
3.63%, (3 Months US Libor + 3.50%), 4/6/26(b)	79,937	78,113
3.65%, (3 Months US Libor + 3.50%), 4/6/26(b)	42,977	41,997

ECI Macola/Max Holding LLC, 4.50%, (3 Months US Libor + 3.75%), 11/9/27 (b)	7,087	7,080

Edelman Financial Engines Center LLC, (The), 4.25%, (1 Months US Libor + 3.50%), 4/7/28 (b)	19,950	19,903

eResearch Technology, Inc., 5.50%, (1 Months US Libor + 4.50%), 2/4/27 (b)	2,163	2,172

Evergreen AcqCo 1 LP, 6.50%, (3 Months US Libor + 5.75%), 4/21/28 (b)	6,123	6,174

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value
Term Loans (continued)

First Brands Group, LLC, 6.00%, (3 Months US Libor + 5.00%), 3/30/27 (b)	$16,051	$16,196

First Student Bidco, Inc.
3.50%, (3 Months US Libor + 3.00%), 7/13/28(b)	2,477	2,462
3.50%, (3 Months US Libor + 3.00%), 7/21/28(b)	914	908

Gainwell Acquisition Corp., 4.75%, (3 Months US Libor + 4.00%), 10/1/27 (b)	28,542	28,584

Global Medical Response, Inc., 0.00%, 3/14/25 (e)	3,774	3,786

Global Tel Link Corp., 4.33%, (1 Months US Libor + 4.25%), 11/29/25 (b)	38,815	36,923

Golden Nugget LLC, 3.25%, (2 Months US Libor + 2.50%), 10/4/23 (b)	2,888	2,873

Great Outdoors Group, LLC, 5.00%, (3 Months US Libor + 4.25%), 3/6/28 (b)	24,484	24,558

Greeneden US Holdings II LLC, 4.75%, (1 Months US Libor + 4.00%), 12/1/27 (b)	9,630	9,659

Heartland Dental LLC, 4.08%, (1 Months US Libor + 4.00%), 4/30/25 (b)	2,805	2,797

Hercules Achievement, Inc., 4.50%, (1 Months US Libor + 3.50%), 12/16/24 (b)	84,906	83,194

Highline AfterMarket Acquisition LLC, 5.25%, (3 Months US Libor + 4.50%), 11/9/27 (b)	6,905	6,916

Hilton Grand Vacations Borrower LLC, 3.50%, (1 Months US Libor + 3.00%), 8/2/28 (b)	18,000	18,041

Hunter US Bidco, Inc., 4.75%, (3 Months US Libor + 4.25%), 8/19/28 (b)	5,854	5,876

Hyland Software, Inc., 4.25%, (1 Months US Libor + 3.50%), 7/1/24 (b)	7,386	7,390

ICON Luxembourg SARL, 3.00%, (3 Months US Libor + 2.50%), 7/3/28 (b)	4,006	4,019

Idera, Inc., 4.50%, (1 Months US Libor + 3.75%), 3/2/28 (b)	10,388	10,382

IGT Holding IV AB, 4.25%, (3 Months US Libor + 3.75%), 3/31/28 (b)	16,401	16,411

	Shares/ Principal	Fair Value
Term Loans (continued)

Indigo Merger Sub, Inc., 3.00%, (3 Months US Libor + 2.50%), 7/3/28 (b)	$998	$1,001

Ineos US Petrochem, LLC, 3.25%, (1 Months US Libor + 2.75%), 1/29/26 (b)	7,511	7,511

IRB Holding Corp., 4.25%, (3 Months US Libor + 3.25%), 12/15/27 (b)	6,572	6,580

Ivanti Software, Inc., 5.75%, (3 Months US Libor + 4.75%), 12/1/27 (b)	9,950	9,967

Jane Street Group, LLC, 2.83%, (1 Months US Libor + 2.75%), 1/26/28 (b)	8,575	8,485

Jazz Financing Lux SARL, 0.50%, (1 Months US Libor + 0.00%), 5/5/28 (b)	3,817	3,821

Kenan Advantage Group, Inc. (The), 4.50%, (1 Months US Libor + 3.75%), 3/24/26 (b)	52,147	52,024

Kestrel Bidco, Inc., 4.00%, (3 Months US Libor + 3.00%), 12/11/26 (b)	56,037	54,630

Kuehg Corp., 4.75%, (3 Months US Libor + 3.75%), 2/21/25 (b)	39,692	39,284

Logmein, Inc., 4.83%, (1 Months US Libor + 4.75%), 8/31/27 (b)	32,620	32,594

LSF11 AS Holdco LLC, 0.00%, 10/2/28 (e)	973	974

Lummus Technology Holdings, LLC, 3.58%, (1 Months US Libor + 3.50%), 6/30/27 (b)	3,399	3,392

Madison IAQ LLC, 3.75%, (3 Months US Libor + 3.25%), 6/21/28 (b)	4,395	4,387

Magenta Buyer LLC, 0.00%, 7/27/28 (e)	16,944	16,939

Mav Acquisition Corp., 5.25%, (1 Months US Libor + 4.75%), 7/28/28 (b)	11,178	11,202

MH Sub I, LLC, 4.75%, (1 Months US Libor + 3.75%), 9/13/24 (b)	4,370	4,380

Michaels Companies, Inc. (The), 5.00%, (3 Months US Libor + 4.25%), 4/15/28 (b)	9,975	9,980

Motion Finco, LLC
0.00%, 11/12/26(e)	87,304	84,358
0.00%, 11/12/26(e)	12,446	12,026

Mozart Debt Merger Sub, Inc., 0.00%, 9/30/28 (e)	4,738	4,714

MPH Acquisition Holdings LLC, 4.75%, (3 Months US Libor + 4.25%), 8/17/28 (b)	6,315	6,241

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value
Term Loans (continued)

Numericable U.S. LLC, 4.12%, (3 Months US Libor + 4.00%), 8/14/26 (b)	$9,818	$9,777

Osmosis Debt Merger Sub, Inc.
4.50%, (1 Months US Libor + 4.00%), 7/30/28(b)	7,591	7,611
0.00%, 7/31/28(e)	949	952

Pactiv Evergreen Group Holdings, Inc., 4.00%, (1 Months US Libor + 3.50%), 9/20/28 (b)	3,684	3,678

Pathway Vet Alliance LLC, 3.83%, (1 Months US Libor + 3.75%), 3/31/27 (b)	19,377	19,324

Peraton Corp., 4.50%, (1 Months US Libor + 3.75%), 2/1/28 (b)	13,419	13,421

PetsMart, LLC, 4.50%, (3 Months US Libor + 3.75%), 2/11/28 (b)	3,544	3,549

Phoenix Guarantor, Inc., 3.34%, (1 Months US Libor + 3.25%), 3/5/26 (b)	22,397	22,254

Phoenix Newco, Inc., 0.00%, 8/11/28 (e)	2,323	2,323

Pitney Bowes, Inc., 4.09%, (1 Months US Libor + 4.00%), 3/17/28 (b)	37,390	37,425

Playtika Holding Corp., 2.83%, (1 Months US Libor + 2.75%), 3/13/28 (b)	4,247	4,244

Pluto Acquisition I, Inc., 4.12%, (3 Months US Libor + 4.00%), 6/22/26 (b)	4,452	4,444

Polaris Newco LLC, 4.50%, (3 Months US Libor + 4.00%), 6/2/28 (b)	13,310	13,335

Precisely Software, Inc., 5.00%, (3 Months US Libor + 4.25%), 4/24/28 (b)	3,703	3,693

Prime Security Services Borrower, LLC, 3.50%, (1 Months US Libor + 2.75%), 9/23/26 (b)	17,871	17,844

Project Sky Merger Sub, Inc.
0.00%, 8/10/28(e)	4,364	4,356
0.00%, 8/10/29(e)	1,860	1,850

Quest Software U.S. Holdings, Inc., 4.38%, (3 Months US Libor + 4.25%), 5/16/25 (b)	19,796	19,747

Radiate Holdco LLC, 4.25%, (1 Months US Libor + 3.50%), 9/25/26 (b)	3,352	3,347

Radiology Partners, Inc., 4.33%, (1 Months US Libor + 4.25%), 7/9/25 (b)	5,069	5,063

	Shares/ Principal	Fair Value
Term Loans (continued)

Raptor Acquisition Corp., 0.00%, 11/1/26 (e)	$3,718	$3,728

Red Planet Borrower LLC, 0.00%, 10/2/28 (e)	4,459	4,442

Rent-A-Center, Inc., 0.00%, 2/17/28 (e)	32,294	32,374

Rocket Software, Inc., 4.33%, (1 Months US Libor + 4.25%), 11/28/25 (b)	9,253	9,164

Russell Investments U.S. Institutional Holdco, Inc., 4.50%, (1 Months US Libor + 3.50%), 5/30/25 (b)	15,000	15,019

SCIH Salt Holdings, Inc., 4.75%, (3 Months US Libor + 4.00%), 3/16/27 (b)	8,752	8,756

Sedgwick Claims Management Services, Inc., 3.33%, (1 Months US Libor + 3.25%), 12/31/25 (b)	9,923	9,841

Sovos Compliance LLC
0.00%, 8/11/28(e)	333	335
5.00%, (3 Months US Libor + 4.50%), 8/11/28(b)	1,927	1,937

Sparta U.S. HoldCo LLC, 4.25%, (3 Months US Libor + 3.50%), 8/2/28 (b)	4,700	4,705

Staples, Inc., 5.13%, (3 Months US Libor + 5.00%), 4/16/26 (b)	19,508	18,568

Thor Industries, Inc., 3.13%, (1 Months US Libor + 3.00%), 2/1/26 (b)	56,011	55,941

Tiger Acquisition LLC, 3.75%, (3 Months US Libor + 3.25%), 6/1/28 (b)	22,500	22,409

TK Elevator Midco GmbH, 4.00%, (1 Months US Libor + 3.50%), 7/30/27 (b)	15,661	15,683

Tory Burch LLC, 4.00%, (1 Months US Libor + 3.50%), 4/16/28 (b)	3,938	3,942

Truck Hero, Inc., 4.00%, (1 Months US Libor + 3.25%), 1/29/28 (b)	2,170	2,164

U.S. Anesthesia Partners, Inc., 0.00%, 9/22/28 (e)	3,679	3,683

U.S. Renal Care, Inc., 5.08%, (1 Months US Libor + 5.00%), 6/26/26 (b)	15,322	15,288

U.S. Silica Co., 0.00%, 5/1/25 (e)	9,922	9,705

UKG Inc., 4.00%, (3 Months US Libor + 3.25%), 5/4/26 (b)	5,201	5,208

United Airlines, Inc., 4.50%, (1 Months US Libor + 3.75%), 4/21/28 (b)	9,950	10,011

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value
Term Loans (continued)

Univision Communications, Inc., 4.00%, (1 Months US Libor + 3.25%), 3/15/26 (b)	$14,631	$14,605

USIC Holdings, Inc., 0.00%, 5/12/28 (e)	7,749	7,740

VC GB Holdings I Corp., 4.00%, (3 Months US Libor + 3.50%), 6/30/28 (b)	1,990	1,988

Ventia Finco Pty Ltd., 5.00%, (3 Months US Libor + 4.00%), 5/21/26 (b)	40,912	41,065

Veritas US Inc., 6.00%, (3 Months US Libor + 5.00%), 9/1/25 (b)	14,958	15,011

Verscend Holding Corp., 4.08%, (1 Months US Libor + 4.00%), 8/27/25 (b)	9,849	9,857

Waystar Technologies, Inc., 4.08%, (1 Months US Libor + 4.00%), 10/22/26 (b)	19,700	19,700

Whatabrands LLC, 3.75%, (1 Months US Libor + 3.25%), 8/3/28 (b)	3,935	3,929

Woof Holdings, Inc., 4.50%, (3 Months US Libor + 3.75%), 12/21/27 (b)	2,356	2,357

Total Term Loans
(Cost - $2,310,537)		2,323,226
Municipal Bonds - 0.8%

California Health Facilities Financing Authority
2.93%, 6/1/32	45,000	47,984
2.98%, 6/1/33	40,000	42,577
3.03%, 6/1/34	30,000	31,915

California State University, 2.72%, 11/1/52	90,000	87,655

City of Austin TX Electric Utility Revenue, 6.26%, 11/15/32	160,000	198,863

Commonwealth Financing Authority, 2.99%, 6/1/42	325,000	332,745

County of Broward FL Airport System Revenue, 3.48%, 10/1/43	50,000	52,597

Foothill-Eastern Transportation Corridor Agency, 4.09%, 1/15/49	135,000	142,341

Gilroy Unified School District, 3.36%, 8/1/47	100,000	103,090

Greenville City School District, 3.54%, 1/1/51	110,000	112,669

Massachusetts School Building Authority, 3.40%, 10/15/40	85,000	89,358

Metropolitan Transportation Authority, 4.00%, 11/15/45	95,000	105,899

New York State Dormitory Authority, 3.14%, 7/1/43	45,000	45,888

	Shares/ Principal	Fair Value
Municipal Bonds (continued)

Salt Lake City Corp., 3.10%, 4/1/38	$40,000	$41,742

San Bernardino Community College District
2.69%, 8/1/41	250,000	244,869
2.86%, 8/1/49	150,000	145,724

San Jose Redevelopment Agency Successor Agency, 3.23%, 8/1/27	90,000	99,126

State of Illinois, 5.10%, 6/1/33	120,000	139,866

Texas State University System
2.94%, 3/15/33	35,000	37,066
3.29%, 3/15/40	30,000	31,147

University of Pittsburgh-of the Commonwealth System of Higher Education, 3.01%, 9/15/41	80,000	83,690

Utah Transit Authority, 3.44%, 12/15/42	60,000	63,104

Total Municipal Bonds
(Cost - $2,216,372)		2,279,915
Preferred Stocks - 0.0%†
Consumer Discretionary Services - 0.0%†
24 Hour Fitness Worldwide, Inc., 0.00% (Cost - $2,145)	1,589	4,370

Short-Term Investments - 4.4%
Money Market Funds - 4.4%
Dreyfus Government Cash Management, 0.03%(f)	8,963,662	8,963,662
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(f)	2,968,293	2,968,293

Total Short-Term Investments (Cost - $11,931,955)		11,931,955
Total Investments - 101.8%
(Cost - $169,440,139)		$277,457,162
Other Assets Less Liabilities - Net (1.8)%		(4,909,603)
Total Net Assets - 100.0%		$272,547,559

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

*	Non-income producing security.
†	Represents less than 0.05%.
††	A portion of this investment is held as collateral for derivative investments.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2021, these securities amounted to $20,486,473 or 7.5% of net assets.
(b)	Variable rate security. The rate shown is the rate in effect at period end.
(c)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
(d)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.
(e)	The loan will settle after September 30, 2021. The interest rate, based on the LIBOR and the agreed upon spread on trade date, will be determined at the time of settlement.
(f)	The rate shown is the annualized seven-day yield at period end.

CLO	-	Collateralized Loan Obligation
CMT	-	Treasury Constant Maturity Rate
DOP	-	Dominican Peso
EUR	-	EURO
Libor	-	London Interbank Offer Rate
PLC	-	Public Limited Company
SOFR	-	Secured Overnight Financing Rate
UYU	-	Uruguayan Peso

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. 2 Year Note Future	JP Morgan Securities LLC	22	12/31/2021	$4,841,203	$(3,500)
U.S. Ultra Bond Future	JP Morgan Securities LLC	12	12/21/2021	2,292,750	(37,754)

					(41,254)
Short Futures Contracts
U.S. 10 Year Note Future	JP Morgan Securities LLC	1	12/21/2021	131,609	1,302
U.S. 10 Year Ultra Future	JP Morgan Securities LLC	9	12/21/2021	1,307,250	21,937
U.S. Long Bond Future	JP Morgan Securities LLC	5	12/21/2021	796,094	16,528

					39,767
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(1,487)

Interest Rate Swaptions Purchased
Counterparty	Description*	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount†	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Deutsche Bank	Call - IRS Swaption	Pays 3 months US Libor	Receive 1.08%	03/28/22	2,400,000	$11,094	$12,624	$(1,530)
TOTAL FAIR VALUE, PREMIUMS PAID AND NET UNREALIZED DEPRECIATION ON INTEREST RATE SWAPTIONS PURCHASED						$11,094	$12,624	$(1,530)

*	The Fund may receive or pay a variable rate.
†	Unless otherwise indicated, notional amount is shown in USD.

Interest Rate Swaptions Written
Counterparty	Description*	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount†	Fair Value	Premiums Received	Unrealized Appreciation (Depreciation)
Deutsche Bank	Call - IRS Swaption	Receive 3 months US Libor	Pays 1.48%	03/28/22	2,400,000	$(11,037)	$(12,648)	$1,611
TOTAL FAIR VALUE, PREMIUMS RECEIVED AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPTIONS WRITTEN						$(11,037)	$(12,648)	$1,611

*	The Fund may receive or pay a variable rate.
†	Unless otherwise indicated, notional amount is shown in USD.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

Interest Rate Swaps
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount†	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	At Maturity	US-CPI	1.91%	01/14/29	500,000	$43,015	$–	$43,015
TOTAL FAIR VALUE, PREMIUMS PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPS						$43,015	$–	$43,015

†	Unless otherwise indicated, notional amount is shown in USD.

Currency Swaps
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	Quarterly	3 Month US Libor + 1.25%	3 Month Euribor + 1.10%	10/30/21	$555,000	$(23,352)	$–	$(23,352)
Citibank NA	Quarterly	3 Month US Libor + 1.25%	3 Month Euribor + 1.05%	11/22/21	552,500	(26,027)	–	(26,027)
Citibank NA	Quarterly	3 Month US Libor + 1.17%	3 Month Euribor + 1.05%	12/20/21	943,500	(40,622)	–	(40,622)
TOTAL NET UNREALIZED DEPRECIATION ON CURRENCY SWAPS							$–	$(90,001)

Credit Default Swaps
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount**	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	Nabors Industries, Inc.	Quarterly	Sell	–	1.00%	CCC-	12/20/21	$170,000	$1,860	$541	$1,319
Citibank NA	American Airlines Group, Inc.	Quarterly	Buy	5.00%	–	CCC	12/20/21	100,000	267	(1,470)	1,737
Citibank NA	Avon Products, Inc.	Quarterly	Sell	–	5.00%	BB-	03/20/23	135,000	(8,382)	(5,761)	(2,621)
Citibank NA	Nabors Industries, Inc.	Quarterly	Buy	1.00%	–	CCC-	12/20/23	170,000	(14,438)	(11,283)	(3,155)
Citibank NA	MCDX.NA.31	Quarterly	Buy	1.00%	–	NR	12/20/23	1,050,000	10,861	4,723	6,138
JP Morgan	Air France-KLM	Quarterly	Buy	5.00%	–	NR	12/20/25	80,000	5,161	(449)	5,610

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

Credit Default Swaps (continued)
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount**	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JP Morgan	United Airlines Holdings, Inc.	Quarterly	Buy	5.00%	–	B	12/20/25	$15,000	$795	$16	$779
JP Morgan	Air France-KLM	Quarterly	Buy	5.00%	–	NR	06/20/26	80,000	5,084	1,323	3,761
JP Morgan	Nordstrom, Inc.	Quarterly	Buy	1.00%	–	BB+	06/20/26	100,000	(5,823)	(4,709)	(1,114)
Citibank NA	Nordstrom, Inc.	Quarterly	Buy	1.00%	–	BB+	06/20/26	100,000	(5,823)	(6,137)	314
Citibank NA	Carnival Corp.	Quarterly	Buy	1.00%	–	B-	12/20/26	100,000	(12,211)	(12,654)	443
TOTAL FAIR VALUE PREMIUM PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON CREDIT DEFAULT SWAPS									$(22,649)	$(35,860)	$13,211

*	Credit ratings for the underlying securities in the index are assigned based on the higher ratings of either Moody's or S&P. If both are unrated, then Fitch is used. If all three agencies are unrated, a credit rating is assigned using an internal credit analyst rating.
**	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

NR	-	Not Rated

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
11/17/21	Deutsche Bank	1,277,000,000	IDR	87,556	USD	$1,234
11/17/21	JP Morgan Chase Bank	1,062,000,000	IDR	72,835	USD	1,006
12/14/21	JP Morgan Chase Bank	100,000	EUR	118,424	USD	(2,342)
12/14/21	JP Morgan Chase Bank	262,134	USD	220,000	EUR	6,755
12/16/21	JP Morgan Chase Bank	162,371	USD	200,000	CAD	4,500
12/29/21	JP Morgan Chase Bank	25,530,000	JPY	230,246	USD	(1,195)
01/19/22	JP Morgan Chase Bank	213,000	AUD	157,219	USD	(3,269)
01/19/22	JP Morgan Chase Bank	182,500,000	KRW	157,877	USD	(3,957)
01/19/22	JP Morgan Chase Bank	220,000	SGD	161,785	USD	228
03/01/22	JP Morgan Chase Bank	250,000	AUD	184,597	USD	(3,885)
03/01/22	JP Morgan Chase Bank	172,836	USD	245,000	NZD	4,135
03/22/22	JP Morgan Chase Bank	965,000	TRY	99,577	USD	(241)
TOTAL NET UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$2,969

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
KRW	-	South Korean Won
NZD	-	New Zealand Dollar
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
USD	-	United States Dollar